Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

21. Subsequent Events

The Company has evaluated events or transactions that occurred after September 30, 2021 for potential recognition or disclosure through November 30, 2021, which is the date these interim financial statements were available to be issued.

On October 1, 2021 we entered into an amended employment agreement with Professor Hermann Lübbert, Ph.D. that will become effective upon (i) the consummation of the offering and (ii) the earlier of either of the following occurrences: (a) the date on which Biofrontera AG is first deemed not to control us under German law or (b) the day after his last day of employment with Biofrontera AG. The agreement provides that Prof. Dr. Lübbert will serve as our Executive Chairman and, as long as he remains Chief Executive Officer of Biofrontera AG, devotes 30% of his working capacity to his responsibilities as Executive Chairman and 70% to his responsibilities to Biofrontera AG. If his employment with Biofrontera AG is terminated, he may devote a larger percentage of his working capacity (up to 100%) to the performance of his duties as Executive Chairman, subject to the approval and consent of our board of directors. During the period following the consummation of the Offering that the amended employment agreement is not effective, we will reimburse Biofrontera AG for a portion of his salary to be agreed between us and Biofrontera AG. The agreement also addresses the possible scenario in which Prof. Dr. Lübbert resigns from his position at Biofrontera AG and devotes 100% of his time to his role as Executive Chairman. Upon his resignation from Biofrontera AG, Prof Dr. Lübbert will receive a salary to be determined and approved by our board of directors at that time, which will be commensurate with the scope of his responsibilities and appropriate with respect to the Company’s financial situation. We also agree to allow Prof. Dr. Lübbert to participate in any benefit programs we make available to our employees Prof. Dr. Lübbert is further eligible to receive an annual target performance bonus of up to 100% of his base salary at the time, based on certain annual corporate goals and individual performance goals established annually by our board of directors. No bonus will be paid if our board of directors determines that the target achievement of the respective year was below 70%.

On October 8, 2021, we entered into a Corrected Amendment to Amended and Restated License and Supply Agreement for Ameluz to change the purchase price we will pay per unit to Pharma for Ameluz® from 50.0% to an amount to be based on our sales history:

-      50% of the anticipated net price per unit until we generate $30 million in revenue from sales of the products we license from Pharma during a given Commercial Year (as defined in the Ameluz LSA);

-      40% of the anticipated net price per unit for all revenues we generate between $30 million and $50 million from sales of the products we license from Pharma; and

-      30% of the anticipated net price per unit for all revenues we generate above $50 million from sales of the products we license from Pharma.

The amendment to the Ameluz LSA also entitles us to take over clinical trial and regulatory work under certain circumstances with respect to the indications that Biofrontera AG and its consolidated subsidiaries, Pharma, Bioscience, Biofrontera Neuroscience GmbH, and Biofrontera Development GmbH (collectively, the “Biofrontera Group”) is currently seeking from the FDA (as well as certain other studies identified in the Corrected Amendment to the Ameluz LSA), most of which are described in the Final Prospectus in the section titled “—Our Licensors’ Research and Development Programs—Current Clinical Trials for Ameluz® for the U.S. Market” and subtract the cost of the trials from the transfer price of Ameluz®, but it does not grant that right with respect to any indications that might be pursued in the future.

On November 2, 2021, we consummated our IPO of 3,600,000 Units each consisting of (i) one share of common stock of the Company, par value $0.001 per share and (ii) one warrant of the Company entitling the holder to purchase one Share at an exercise price of $5.00 per Share. The Warrants are immediately exercisable upon issuance and are exercisable for a period of five years after the issuance date. The Shares and Warrants were issued separately in the offering and may be transferred separately immediately upon issuance. The underwriters exercised in full their option to purchase up to an additional 540,000 Warrants to cover over-allotments. The Units were sold at a price of $5.00 per Unit, and the Company estimates the net proceeds from the IPO to be $15.4 million, after deducting estimated underwriting discounts and commissions and estimated offering expenses payable by the Company. In connection with the IPO, the Company issued to the underwriters Unit Purchase Options to purchase, in the aggregate, (a) 108,000 Units and (b) an additional 16,200 Warrants (relating to the underwriters’ exercise of the over-allotment option in full, with respect to the Warrants).

In connection with the consummation of the IPO, on November 2, 2021, Erica Monaco resigned her position on the board of directors of the Company and John J. Borer, Beth J. Hoffman, Ph.D, and Loretta M. Wedge, CPA, CCGMA (collectively, the “Directors”) were appointed to the board of directors of the Company (the “Board”). The Board has determined that each of Dr. Hoffman and Ms. Wedge are independent directors within the meaning of applicable SEC and Nasdaq rules. Effective November 2, 2021, each of the Directors was appointed to the Board’s Audit Committee, the Board’s Nominating and Corporate Governance Committee and the Board’s Compensation Committee.

On November 2, 2021, the Company filed an Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate”) with the Secretary of State of the State of Delaware in connection with the IPO. The amendment allowed for a classified board and the issuance of preferred stock. The Board and sole existing stockholder previously approved the Amended and Restated Certificate to be effective upon the consummation of the IPO.

On November 24 and November 26, 2021, investors exercised their warrants to purchase a total of 854,000 shares of common stock at an exercise price of $5.00 per share, resulting in estimated net proceeds of $3.9 million after deducting underwriting discounts and commission.

On November 29, 2021, the Company entered into a settlement and release agreement with respect to the previously mentioned litigation. Refer to Legal Proceedings section in Note 19 for further details.

On November 29, 2021, the Company entered into a securities purchase agreement with a single institutional investor for the purchase of 2,857,143 shares of its common stock (or common stock equivalents in lieu thereof) and warrants to purchase up to an aggregate of 2,857,143 shares of common stock, in a private placement. The combined purchase price for one share of common stock (or common stock equivalent) and a warrant to purchase one share of common stock is $5.25. The warrants have an exercise price of $5.25 per share, will be immediately exercisable, and will expire five years from the issuance date. The gross proceeds from the private placement offering are expected to be approximately $15.0 million. The private offering is expected to close on or about December 1, 2021, subject to the satisfaction of customary closing conditions.

Events subsequent to November 30, 2021 — unaudited

Settlement of private placement

On December 1, 2021, the Company settled the private placement in connection with the securities purchase agreement dated November 29, 2021. The Company issued an aggregate amount of approximately $15,000,000 in securities consisting of (i) 1,350,000 shares of our common stock, (ii) a common stock purchase warrant to purchase up to 2,857,143 shares of our common stock and (iii) a pre-funded common stock purchase warrant to purchase up to 1,507,143 shares of our common stock. Each of the common warrant and the pre-funded warrant is exercisable immediately and has a term of exercise equal to five (5) years with an exercise price of: (a) $5.25 per share with respect to the common warrant and (b) a nominal exercise price of $0.0001 per share with respect to the pre-funded warrant. The combined purchase price for one share of common stock and one common warrant was $5.25 and the combined purchase price for one pre-funded warrant and one common warrant was $5.24.

DUSA settlement

On December 9, 2021, the Company and Biofrontera AG entered into an agreement to allocate responsibility for the aggregate payment of $22.5 million to settle the claims in the DUSA litigation. The Company will be responsible for $11.25 million of the aggregate settlement amount, plus interest accrued at a rate equal to the weekly average 1-year constant maturity Treasury yield to be paid in three installments.

While Biofrontera AG has agreed to pay a portion of the settlement, the Company remains jointly and severally liable to DUSA for the full settlement amount, meaning that in the event Biofrontera AG does not pay all or a portion of the amount it owes under the agreement, DUSA could compel the Company to pay Biofrontera AG’s share. If either the Company or Biofrontera AG violates the terms of the settlement agreement, this could nullify the settlement and the Company may lose the benefits of the settlement and be liable for a greater amount.

Lübbert resignation from Biofrontera AG

Prof. Dr. Lübbert resigned as an employee of Biofrontera AG on December 14, 2021, as a result of which his employment agreement with the Company became effective immediately.

Exercise of outstanding warrants from initial public offering

From November 30, 2021 through December 20, 2021, investors have exercised warrants issued in connection with the Company’s initial public offering to purchase a total of 1,252,010 shares of common stock at an exercise price of $5.00 per share for total proceeds of $6,260,050. As noted above, an additional 854,000 warrants were exercised prior to November 30, 2021.

21. Subsequent Events

On March 31, 2021, the Company entered into the Second Intercompany Revolving Loan Agreement with Biofrontera AG for $20.0 million committed sources of funds. The revolving loan bears an annual interest rate of 6.0% and will terminate on the second anniversary of the date of this loan agreement, March 31, 2023 (the “Termination Date”). The outstanding principal and interest balance of all advances shall be due and payable on the termination date. In the event of a change in control of the Company at any point prior to the termination date, Biofrontera AG’s obligation to make advances to the Company shall be discharged immediately upon the effective date of the change of control; and all outstanding obligations of the Company must be paid back in full within twelve months of the effective date of the change of control. Biofrontera AG may require the Company to pay all outstanding obligations at any time on or after the date that is ten calendar days following the closing of a transaction that reduces the voting rights of the Company in Biofrontera AG to less than 100%.